Ivy Science and Technology Fund

Summary Prospectus   |   July 29, 2011

Share Class (Ticker):    Class A Shares (WSTAX), Class B Shares (WSTBX), Class C Shares (WSTCX), Class E Shares (ISTEX), Class I Shares (ISTIX), Class R Shares (WSTRX), Class Y Shares (WSTYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.ivyfunds.com/prospectus. You can also get this information at no cost by calling 800.777.6472 or by sending an e-mail request to LegalCompliance@waddell.com. You can also get this information from your investment provider. The Fund’s prospectus and SAI dated July 29, 2011 (as each may be amended or supplemented) are incorporated herein by reference.

Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 173 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 117 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than five days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.50%	0.25%
Other Expenses	0.31%	0.45%	0.31%	0.99%	0.23%	0.32%	0.22%
Total Annual Fund Operating Expenses	1.40%	2.29%	2.15%	2.08%	1.07%	1.66%	1.31%
Fee Waiver and/or Expense Reimbursement2,[3]	0.00%	0.00%	0.00%	0.65%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	2.29%	2.15%	1.43%	1.07%	1.66%	1.31%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2012, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund’s Class E shares at 1.43%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[3]

From August 1, 2011 through July 31, 2012, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	632	1,015	1,325	2,402
Class C Shares	218	673	1,154	2,483
Class E Shares	732	1,169	1,653	2,981
Class I Shares	109	340	590	1,306
Class R Shares	168	522	901	1,965
Class Y Shares	133	415	718	1,579

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$709	$993	$1,297	$2,158
Class B Shares	232	715	1,225	2,402
Class C Shares	218	673	1,154	2,483
Class E Shares	732	1,169	1,653	2,981
Class I Shares	109	340	590	1,306
Class R Shares	168	522	901	1,965
Class Y Shares	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Ivy Science and Technology Fund invests primarily in the equity securities of science and technology companies around the globe. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies. Such companies may include companies that, in the opinion of IICO derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of IICO are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to significantly enhance their business opportunities. The Fund may invest in companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund’s portfolio. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, industry position/market size potential and applicable economic and market conditions.

Many companies have a diverse market of business and overseas operations. Therefore, the Fund will have an indirect exposure to additional foreign markets through these investments.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the science and technology industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile and may underperform the market as a whole, due to the limited number of issuers of science and technology related securities, than an investment in a portfolio of broad market securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Market Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in foreign markets so that its domicile and/or the markets in which its securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■

Holdings Risk. The Fund’s portfolio tends to be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■

Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■	Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group

■

Science and Technology Industry Risk. Investment risks associated with investing in science and technology securities, in addition to other risks, include operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and obsolescence of existing technology.

■

Small Company Risk. Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Performance1

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 17.40% (the fourth quarter of 2001) and the lowest quarterly return was -20.66% (the first quarter of 2001). The Class A return for the year through June 30, 2011 was 7.27%.

[1]

The Fund previously displayed Class C total return information in the chart above and as the main share class below because Class C was the oldest share class. Since the Fund’s Class A shares now possess a ten-year performance history, the Fund will now display Class A share performance in order to be consistent with a majority of the other Ivy Funds, which also display Class A performance information.

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Class A
Return Before Taxes	4.47%	6.96%	4.73%
Return After Taxes on Distributions	4.04%	6.16%	4.34%
Return After Taxes on Distributions and Sale of Fund Shares	3.09%	5.82%	4.03%
Class B
Return Before Taxes	5.83%	6.99%	4.24%
Class C
Return Before Taxes	10.02%	7.37%	4.50%
Class E (began on 04-02-2007)
Return Before Taxes	4.47%	N/A	5.66%
Class I (began on 04-02-2007)
Return Before Taxes	11.20%	N/A	8.48%
Class R (began on 12-29-2005)
Return Before Taxes	10.62%	8.06%	7.91%
Class Y
Return Before Taxes	10.95%	8.37%	5.59%
Indexes
S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)	12.65%	5.83%	-0.87%
Lipper Science & Technology Funds Universe Average (net of fees and expenses)	20.31%	5.18%	-1.89%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Zachary H. Shafran, Senior Vice President of IICO, has managed the Fund since February 2001.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your individual selling dealer, plan administrator or third party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

IVSUM-WSTAX